Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Inventories	$ (28,411)	$ (41,713)
Stock-based compensation	1,614	1,468
Property, plant and equipment	(261,476)	(298,100)
Investment in WNRL	77,824	81,453
Investment in NTI	81,789	64,013
Postretirement obligations	2,595	3,175
Commodity hedging activities	(33,260)	(50,850)
Environmental and retirement obligations	3,742	3,489
Other, net	6,247	10,282
Deferred Tax Assets, Operating Loss Carryforwards	20,828	20,828
Deferred Tax Assets, Valuation Allowance	(20,828)	(20,828)
Deferred Tax Assets, Gross	92,022	99,867
Deferred Tax Liabilities, Gross	404,936	454,676
Deferred tax liabilities, net	$ (312,914)	$ (354,809)